Related Party Transactions - Schedule of Nature of Relationships With Related Parties (Details)	12 Months Ended
Sep. 30, 2024
Mr. Gang Lai [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Chief Executive Officer and chairman of the Company’s Board of Directors
Mr. Yajun Hu [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	General Manager of Jiangxi Universe
Ms. Lin Yang [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Chief Financial Officer of the Company
Guangzhou Ningjing Investment Co., Ltd (Guangzhou Ningjing) [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Under common control of Mr. Gang Lai